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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Consonance Capital
Address:       888 Seventh Avenue, 43rd Floor
               New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin H. Livingston
Title:     Managing Director
Phone:     212-660-8060

Signature, Place, and Date of Signing:

/s/ Kevin H. Livingston       New York, New York               March 15, 2012
-----------------------       -------------------            ------------------
     [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                              -------

Form 13F Information Table Entry Total:                            15
                                                              -------

Form 13F Information Table Value Total:                       $92,584
                                                              -------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

                                                       Consonance Capital
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2011


      COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8
                                                           VALUE     SHRS or   SH/  PUT/  INVE  OTH      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC  MAN    SOLE     SHARED  NONE
----------------------------  --------------  ---------  ---------  ---------  ---  ----  ----  ---  ---------  ------  ----
ABAXIS INC                    COM             002567105  $  3,154     114,000  SH         SOLE         114,000
BIOSCRIP INC                  COM             09069N108  $  6,427   1,177,061  SH         SOLE       1,177,061
COMPUTER PROGRAMS & SYS INC   COM             205306103  $  5,841     114,274  SH         SOLE         114,274
DERMA SCIENCES INC            COM PAR $.01    249827502  $    305      40,216  SH         SOLE          40,216
EXPRESS SCRIPTS INC           COM             302182100  $  9,590     214,600  SH         SOLE         214,600
JAZZ PHARMACEUTICALS INC      COM             472147107  $ 15,977     413,600  SH         SOLE         413,600
MEDCATH CORP                  COM             58404W109  $    816     111,957  SH         SOLE         111,957
MEDICINES CO                  COM             584688105  $  4,235     227,200  SH         SOLE         227,200
NATUS MEDICAL INC DEL         COM             639050103  $  3,983     422,422  SH         SOLE         422,422
OPTIMER PHARMACEUTICALS INC   COM             68401H104  $  4,479     365,946  SH         SOLE         365,946
QUESTCOR PHARMACEUTICALS INC  COM             74835Y101  $ 15,798     379,952  SH         SOLE         379,952
SAGENT PHARMACEUTICALS INC    COM             786692103  $  6,057     288,449  SH         SOLE         288,449
SANTARUS INC                  COM             802817304  $  6,939   2,096,370  SH         SOLE       2,096,370
SHANGPHARMA CORP              SPONSORED ADR   81943P104  $  3,749     515,701  SH         SOLE         515,701
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS   929352102  $  5,234     474,100  SH         SOLE         474,100

Total Fair Market Value (in thousands):                  $ 92,584
